Debt due within one year - Summary of Total Bank Credit Facilities (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of detailed information about borrowings [line items]
DRAWN		$ 1,680,000,000	$ 990,000,000
Unsecured revolving credit facility and expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		3,500,000,000
DRAWN		0
LETTERS OF CREDIT		0
COMMERCIAL PAPER OUTSTANDING	$ 627	849,000,000
NET AVAILABLE		2,651,000,000
Unsecured non-revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		647,000,000
DRAWN		0
LETTERS OF CREDIT		0
COMMERCIAL PAPER OUTSTANDING		0
NET AVAILABLE		647,000,000
Borrowing facilities, maximum borrowing capacity		647,000,000
Other
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		106,000,000
DRAWN		0
LETTERS OF CREDIT		96,000,000
COMMERCIAL PAPER OUTSTANDING		0
NET AVAILABLE		10,000,000
Total committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		4,253,000,000
DRAWN		0
LETTERS OF CREDIT		96,000,000
COMMERCIAL PAPER OUTSTANDING		849,000,000
NET AVAILABLE		3,308,000,000
Total non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		1,939,000,000
DRAWN		0
LETTERS OF CREDIT		808,000,000
COMMERCIAL PAPER OUTSTANDING		0
NET AVAILABLE		1,131,000,000
Total committed and non-committed credit facilities
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		6,192,000,000
DRAWN		0
LETTERS OF CREDIT		904,000,000
COMMERCIAL PAPER OUTSTANDING		849,000,000
NET AVAILABLE		4,439,000,000
Unsecured revolving credit facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		2,500,000,000
Unsecured expansion facility
Disclosure of detailed information about borrowings [line items]
TOTAL AVAILABLE		$ 1,000,000,000